UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 400 Main Street, Suite 200

         Franklin, TN  37064

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     Beth Peters     Franklin, TN     August 10, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $835,076 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCREDITED HOME LENDRS HLDG    COM              00437P107    19393  1418640 SH       Sole                        0        0  1418640
ADOBE SYS INC                  COM              00724F101    27282   679500 SH       Sole                        0        0   679500
ALIGN TECHNOLOGY INC           COM              016255101    16484   682300 SH       Sole                        0        0   682300
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    34222   326300 SH       Sole                        0        0   326300
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    13810   538200 SH       Sole                        0        0   538200
APPLE INC                      COM              037833100    25104   205700 SH       Sole                        0        0   205700
APPLIED MATLS INC              COM              038222105     7755   390300 SH       Sole                        0        0   390300
BARNES GROUP INC               COM              067806109    12422   392100 SH       Sole                        0        0   392100
BOEING CO                      COM              097023105    19819   206100 SH       Sole                        0        0   206100
CB RICHARD ELLIS GROUP INC     CL A             12497T101    20429   559700 SH       Sole                        0        0   559700
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104     9941   312400 SH       Sole                        0        0   312400
CISCO SYS INC                  COM              17275R102    27558   989500 SH       Sole                        0        0   989500
COGENT COMM GROUP INC          COM NEW          19239V302     9305   311500 SH       Sole                        0        0   311500
CORNING INC                    COM              219350105    33969  1329500 SH       Sole                        0        0  1329500
CROCS INC                      COM              227046109    43507  1011800 SH       Sole                        0        0  1011800
CYTYC CORP                     COM              232946103    12437   288500 SH       Sole                        0        0   288500
DEVRY INC DEL                  COM              251893103    16891   496500 SH       Sole                        0        0   496500
FOSTER WHEELER LTD             SHS NEW          G36535139    30032   280700 SH       Sole                        0        0   280700
GOLDMAN SACHS GROUP INC        COM              38141G104    31125   143600 SH       Sole                        0        0   143600
GOOGLE INC                     CL A             38259P508    34028    65100 SH       Sole                        0        0    65100
HERCULES OFFSHORE INC          COM              427093109     6321   195200 SH       Sole                        0        0   195200
HEWLETT PACKARD CO             COM              428236103    13382   299900 SH       Sole                        0        0   299900
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107     7418   220000 SH       Sole                        0        0   220000
LAM RESEARCH CORP              COM              512807108    13503   262700 SH       Sole                        0        0   262700
LG PHILIP LCD CO LTD           SPONS ADR REP    50186V102    12852   567900 SH       Sole                        0        0   567900
MEMC ELECTR MATLS INC          COM              552715104    76198  1246700 SH       Sole                        0        0  1246700
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110    30800   336100 SH       Sole                        0        0   336100
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     9273   153100 SH       Sole                        0        0   153100
NUANCE COMMUNICATIONS INC      COM              67020Y100     9989   597100 SH       Sole                        0        0   597100
NUTRI SYS INC NEW              COM              67069D108    34876   499300 SH       Sole                        0        0   499300
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    11526   109400 SH       Sole                        0        0   109400
PRICELINE COM INC              COM NEW          741503403    26272   382200 SH       Sole                        0        0   382200
RESEARCH IN MOTION LTD         COM              760975102    42538   212700 SH       Sole                        0        0   212700
RIVERBED TECHNOLOGY INC        COM              768573107    12822   292600 SH       Sole                        0        0   292600
SUNTECH PWR HLDGS CO LTD       ADR              86800C104    15616   428200 SH       Sole                        0        0   428200
TITANIUM METALS CORP           COM NEW          888339207    21666   679200 SH       Sole                        0        0   679200
VERIFONE HLDGS INC             COM              92342Y109     8964   254300 SH       Sole                        0        0   254300
VERIGY LTD                     SHS              Y93691106    18064   631400 SH       Sole                        0        0   631400
WINN DIXIE STORES INC          COM NEW          974280307    17483   596700 SH       Sole                        0        0   596700